Marketable Securities Noncurrent (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Debt securities	$ 6,048	$ 2,727
Equity securities		1,565
Marketable securities - noncurrent	$ 6,048	$ 4,292